Acquired intellectual property and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Acquired Intellectual Property and Other Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	Patents $	Acquired intellectual property and reacquired rights $	Total $
Year ended December 31, 2017
Opening net book value	922	14,628	15,550
Amortization for the year	(149)	(1,285)	(1,434)
Closing net book value	773	13,343	14,116
As at December 31, 2017
Cost	2,171	19,075	21,246
Accumulated amortization	(1,398)	(5,732)	(7,130)
Net book value	773	13,343	14,116

Year ended December 31, 2016
Opening net book value	1,084	15,913	16,997
Additions	10	—	10
Amortization for the year	(172)	(1,285)	(1,457)
Closing net book value	922	14,628	15,550
As at December 31, 2016
Cost	2,195	19,075	21,270
Accumulated amortization	(1,273)	(4,447)	(5,720)
Net book value	922	14,628	15,550